Derivative Liabilities (Schedule Of Derivative Liabilities At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 14,115	$ 15,935
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	6,588	7,205
Warrant Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 7,527	$ 8,730